SHARE-BASED PAYMENTS - Schedule of Inputs to Valuation Models used for Rights, and RSUs Granted (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected life (weighted average)	4 years 11 months 23 days	4 years 8 months 8 days	4 years 6 months 21 days
Risk-free interest rate (weighted average)	4.62%	3.73%	3.75%
Expected volatility (weighted average)	75.00%	77.00%	80.00%
Fair value at grant date (weighted average) (in dollars per share)	$ 2.66	$ 3.49	$ 0.99
Share price at grant date (weighted average) (in dollars per share)	4.58	3.94	1.36
Vesting Hurdle (30-day VWAP) (weighted average) (in dollars per share)	$ 18.00	$ 6.02	$ 3.93